Shareholders' Equity - Schedule of Items Reclassified Out of Accumulated Other Comprehensive Income (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Cost of sales	$ 6,430	$ 5,860	$ 5,803
Selling, general and administrative	(1,109)	(1,093)	(1,095)
Other components of pension benefit costs	(1,548)	(1,498)	(1,398)
Other components of pension benefit costs	(12)	(16)	(11)
Income tax benefit (expense)	(159)	(156)	(96)
Net income	1,108	1,033	1,293
Attributable to noncontrolling interest	(2)	(1)	(6)
Attributable to the parent company stockholders	1,106	1,032	1,287
Reclassification Out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net income	(11)	(80)	(8)
Attributable to noncontrolling interest	0	0	0
Attributable to the parent company stockholders	(11)	(80)	(8)
Reclassification Out of Accumulated Other Comprehensive Income [Member] | Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income tax benefit (expense)		10
Net income		(69)	1
Reclassification Out of Accumulated Other Comprehensive Income [Member] | Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member] | Foreign Exchange Contract [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Cost of sales	(3)	(51)	4
Selling, general and administrative	1	(6)	(1)
Other components of pension benefit costs	2	(22)	(2)
Reclassification Out of Accumulated Other Comprehensive Income [Member] | Amortization of Actuarial Gains (Losses) [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other components of pension benefit costs	(13)	(13)	(10)
Reclassification Out of Accumulated Other Comprehensive Income [Member] | Amortization of Prior Service Cost [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other components of pension benefit costs	(1)	(1)	(1)
Income tax benefit (expense)	3	3	2
Net income	$ (11)	$ (11)	$ (9)